Leases - Current and non-current portion of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Current	€ 2,943	€ 2,616
Non-current	8,224	8,353
Total lease liabilities	€ 11,167	€ 10,969	€ 11,823